Income Taxes (Deferred Tax Assets and Liabilities Classified in Consolidated Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets and liabilities
Current deferred tax assets		$ 25,697
Non-current deferred tax assets	$ 1,739	279
Non-current deferred tax liabilities	16,040	55,835
Net deferred tax assets (liabilities)	$ (14,301)	$ (29,859)